UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4563

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            51.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                           26.7
--------------------------------------------------------------------------------
Government National Mortgage Assn.                                          1.3
--------------------------------------------------------------------------------
Argent Securities Trust                                                     1.2
--------------------------------------------------------------------------------
Countrywide Home Equity Loan Trust                                          1.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
Treasury                                                                    0.2%
--------------------------------------------------------------------------------
Agency                                                                     50.8
--------------------------------------------------------------------------------
AAA                                                                        44.7
--------------------------------------------------------------------------------
Not Rated                                                                   4.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments. While the Fund seeks to maintain an average effective maturity of 3-years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the fiscal year ended September 30, 2006, several key factors were the primary contributors to Oppenheimer Limited-Term Government Fund's favorable ranking among its peer group of similarly managed funds, as well as to the competitive yield and consistent total return it generated over the period. First, the most significant factor supporting the Fund's performance for the 12-month review period was active management of the portfolio's interest-rate sensitivity, or duration. Over the Fund's fiscal year, we successfully adjusted the level of interest-rate risk in the portfolio such that we were able to not only profit from ups and downs in rates, but also avoid unnecessary interest-rate risk, thereby helping to buffer the Fund from potential losses. Specifically, we began the review period in October 2005 with a shorter duration, or less interest-rate sensitivity, than the benchmark, based on our evaluation of market conditions in light of overall economic fundamentals. Yields had dropped considerably in the aftermath of Hurricane Katrina in what we deemed to be a bit of an overreaction by the markets. As such, we further reduced our duration vis-a-vis the benchmark, a decision that benefited the Fund considerably when yields snapped back after the initial shock associated with that hurricane subsided.

      As the fiscal year progressed, we continued to hold less interest-rate risk than the market, which again benefited Fund returns given the fact that rates in general trended upward throughout the first half of 2006. When rates began to reach a level that we perceived as more in line with economic fundamentals, we reduced our underweight to interest-rate risk relative to the benchmark. By June of this year, we had transitioned to a more neutral posture in terms of duration, as at that time, we believed the risk of rates increasing was commensurate with the risk of rates decreasing. Once again, active monitoring and adjusting of our duration served us well, since rates began to level off after June and then declined during the final months of the reporting period. Indeed, rates eventually reached levels that prompt us to again move to a very small underweight in duration versus the Lehman Brothers U.S. Government Bond Index. Overall, we believe these minor tweaks in our overall level of interest-rate risk enabled us to successfully weather the ups and downs in rates that generally plagued the Fund's fiscal year.

      Active management of the portfolio's mortgage holdings was another primary contributor to our returns for this recent fiscal year. Our decision to generally emphasize higher-coupon mortgages in the first half of the review period aided performance, given the attractive risk/reward profile these securities offered early in the period. For the first


                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND five months of the Fund's fiscal year, these types of mortgages performed quite well for us, adding to our overall total return. Next, we derived positive performance by opportunistically adjusting our risk exposure to the overall mortgage sector. For example, we began the fiscal year with less mortgage risk than the benchmark, particularly in lower-coupon mortgages, since we believed the sector-at-large was overvalued at that point in time. This underweighted exposure substantially added to the Fund's returns when, in late 2005, the mortgage sector suffered relative to the overall government securities market. Soon after that, we regarded valuations in this sector as somewhat attractive, and moved to an overweight relative to the Index. This adjustment in our mortgage holdings also proved very beneficial to the Fund's relative performance when mortgage securities in general posted strong outperformance in January and February 2006. Finally, when mortgage valuations reach a point that we characterized as rich, we trimmed back our overweighted exposure to a more neutral posture.

      Our holdings of agency debt securities provided a small, but consistent, boost to performance during the reporting period. However, as the period approached its end we concluded that the agency sector had peaked relative to Treasuries and trimmed our exposure to a neutral position relative to our benchmark.

      Finally, our consistent overweight to both commercial mortgage-backed securities (CMBS) and to select asset-backed securities (ABS) has added to performance fairly consistently throughout the fiscal year. These securities, which are mostly AAA-rated, continued to offer a very favorable incremental yield with minimal risk, in our opinion, and as such, our choice to maximize our allowable exposure to these sectors as dictated by our prospectus helped add to Fund returns.

      While we continue to perceive good value in the higher-coupon segment of the mortgage market, we were a bit disappointed by the performance of the portfolio's holdings in this area over the second half of the fiscal year. While this emphasis didn't necessarily detract from returns, it didn't provide the definitive boost to performance we had hoped for given recent trends in both the housing market and in interest rates. As such, we might have given up performance on a relative basis due to our emphasis on higher-coupon mortgage securities during the second half of the period. However, we are convinced that the performance of these securities, after adjusted for their lower risk, was more than adequate.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares,


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

performance is measured from the inception of the Class on January 26, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers U.S. Government Bond Index and the Lehman Brothers 1-3 Year Government Bond Index. The Lehman Brothers U.S. Government Bond Index is a broad-based unmanaged index of U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S. Government. This index is widely used to measure the performance of the U.S. Government securities market. The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged sector index of U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S. Government with maturities of one to three years. This secondary index comparison is included to reflect the adoption by the Fund, effective May 1, 1994, of the investment policy that the Fund will, under normal circumstances, seek to maintain a dollar-weighted average portfolio effective duration of not more than three years. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Limited-Term Government Fund (Class A)

Lehman Brothers U.S. Government Bond Index

Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Limited-Term        Lehman Brothers U.S.      Lehman Brothers 1-3 Year
                Government Fund (Class A)      Government Bond Index       Government Bond Index
                -------------------------      ---------------------      ------------------------
09/30/1996                9,650                        10,000                      10,000
12/31/1996                9,828                        10,292                      10,189
03/31/1997                9,923                        10,209                      10,255
06/30/1997               10,177                        10,562                      10,482
09/30/1997               10,385                        10,916                      10,688
12/31/1997               10,577                        11,278                      10,867
03/31/1998               10,718                        11,448                      11,023
06/30/1998               10,859                        11,750                      11,193
09/30/1998               11,185                        12,400                      11,535
12/31/1998               11,305                        12,390                      11,624
03/31/1999               11,374                        12,213                      11,694
06/30/1999               11,389                        12,108                      11,757
09/30/1999               11,496                        12,189                      11,904
12/31/1999               11,559                        12,113                      11,969
03/31/2000               11,679                        12,518                      12,121
06/30/2000               11,862                        12,715                      12,328
09/30/2000               12,108                        13,065                      12,599
12/31/2000               12,407                        13,717                      12,947
03/31/2001               12,660                        14,062                      13,310
06/30/2001               12,767                        14,028                      13,470
09/30/2001               13,196                        14,797                      13,944
12/31/2001               13,268                        14,709                      14,052
03/31/2002               13,356                        14,616                      14,055
06/30/2002               13,645                        15,264                      14,409
09/30/2002               13,950                        16,282                      14,760
12/31/2002               14,068                        16,400                      14,897
03/31/2003               14,135                        16,575                      14,997
06/30/2003               14,189                        16,995                      15,112
09/30/2003               14,230                        16,860                      15,173
12/31/2003               14,250                        16,786                      15,197
03/31/2004               14,372                        17,279                      15,363
06/30/2004               14,261                        16,764                      15,190
09/30/2004               14,404                        17,285                      15,351
12/31/2004               14,481                        17,370                      15,359
03/31/2005               14,444                        17,297                      15,321
06/30/2005               14,605                        17,879                      15,504
09/30/2005               14,613                        17,711                      15,518
12/31/2005               14,702                        17,830                      15,625
03/31/2006               14,783                        17,668                      15,690
06/30/2006               14,835                        17,671                      15,793
09/30/2006               15,165                        18,296                      16,111


AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 0.15%   5-Year 2.09%   10-Year 4.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Limited-Term Government Fund (Class B)

Lehman Brothers U.S. Government Bond Index

Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Limited-Term       Lehman Brothers U.S.     Lehman Brothers 1-3 Year
                Government Fund (Class B)     Government Bond Index       Government Bond Index
                -------------------------     ---------------------     ------------------------
09/30/1996                10,000                      10,000                      10,000
12/31/1996                10,166                      10,292                      10,189
03/31/1997                10,245                      10,209                      10,255
06/30/1997                10,488                      10,562                      10,482
09/30/1997                10,682                      10,916                      10,688
12/31/1997                10,860                      11,278                      10,867
03/31/1998                10,985                      11,448                      11,023
06/30/1998                11,108                      11,750                      11,193
09/30/1998                11,420                      12,400                      11,535
12/31/1998                11,520                      12,390                      11,624
03/31/1999                11,570                      12,213                      11,694
06/30/1999                11,563                      12,108                      11,757
09/30/1999                11,638                      12,189                      11,904
12/31/1999                11,692                      12,113                      11,969
03/31/2000                11,790                      12,518                      12,121
06/30/2000                11,953                      12,715                      12,328
09/30/2000                12,178                      13,065                      12,599
12/31/2000                12,455                      13,717                      12,947
03/31/2001                12,685                      14,062                      13,310
06/30/2001                12,769                      14,028                      13,470
09/30/2001                13,173                      14,797                      13,944
12/31/2001                13,219                      14,709                      14,052
03/31/2002                13,270                      14,616                      14,055
06/30/2002                13,545                      15,264                      14,409
09/30/2002                13,830                      16,282                      14,760
12/31/2002                13,947                      16,400                      14,897
03/31/2003                14,013                      16,575                      14,997
06/30/2003                14,066                      16,995                      15,112
09/30/2003                14,108                      16,860                      15,173
12/31/2003                14,127                      16,786                      15,197
03/31/2004                14,248                      17,279                      15,363
06/30/2004                14,138                      16,764                      15,190
09/30/2004                14,280                      17,285                      15,351
12/31/2004                14,356                      17,370                      15,359
03/31/2005                14,319                      17,297                      15,321
06/30/2005                14,479                      17,879                      15,504
09/30/2005                14,487                      17,711                      15,518
12/31/2005                14,575                      17,830                      15,625
03/31/2006                14,655                      17,668                      15,690
06/30/2006                14,707                      17,671                      15,793
09/30/2006                15,034                      18,296                      16,111


AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year -0.97%   5-Year 1.87%    10-Year 4.16%


                  14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Limited-Term Government Fund (Class C)

Lehman Brothers U.S. Government Bond Index

Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Limited-Term       Lehman Brothers U.S.     Lehman Brothers 1-3 Year
               Government Fund (Class C)     Government Bond Index      Government Bond Index
               -------------------------     ---------------------     ------------------------
09/30/1996              10,000                      10,000                      10,000
12/31/1996              10,156                      10,292                      10,189
03/31/1997              10,246                      10,209                      10,255
06/30/1997              10,488                      10,562                      10,482
09/30/1997              10,683                      10,916                      10,688
12/31/1997              10,850                      11,278                      10,867
03/31/1998              10,975                      11,448                      11,023
06/30/1998              11,098                      11,750                      11,193
09/30/1998              11,410                      12,400                      11,535
12/31/1998              11,522                      12,390                      11,624
03/31/1999              11,561                      12,213                      11,694
06/30/1999              11,554                      12,108                      11,757
09/30/1999              11,640                      12,189                      11,904
12/31/1999              11,682                      12,113                      11,969
03/31/2000              11,781                      12,518                      12,121
06/30/2000              11,944                      12,715                      12,328
09/30/2000              12,181                      13,065                      12,599
12/31/2000              12,459                      13,717                      12,947
03/31/2001              12,690                      14,062                      13,310
06/30/2001              12,761                      14,028                      13,470
09/30/2001              13,165                      14,797                      13,944
12/31/2001              13,212                      14,709                      14,052
03/31/2002              13,275                      14,616                      14,055
06/30/2002              13,537                      15,264                      14,409
09/30/2002              13,816                      16,282                      14,760
12/31/2002              13,910                      16,400                      14,897
03/31/2003              13,953                      16,575                      14,997
06/30/2003              13,981                      16,995                      15,112
09/30/2003              13,983                      16,860                      15,173
12/31/2003              13,992                      16,786                      15,197
03/31/2004              14,087                      17,279                      15,363
06/30/2004              13,952                      16,764                      15,190
09/30/2004              14,065                      17,285                      15,351
12/31/2004              14,113                      17,370                      15,359
03/31/2005              14,051                      17,297                      15,321
06/30/2005              14,182                      17,879                      15,504
09/30/2005              14,162                      17,711                      15,518
12/31/2005              14,222                      17,830                      15,625
03/31/2006              14,273                      17,668                      15,690
06/30/2006              14,296                      17,671                      15,793
09/30/2006              14,588                      18,296                      16,111

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 2.01%    5-Year 2.07%    10-Year 3.85%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Limited-Term Government Fund (Class N)

Lehman Brothers U.S. Government Bond Index

Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Limited-Term     Lehman Brothers U.S.     Lehman Brothers 1-3 Year
              Government Fund (Class N)    Government Bond Index     Government Bond Index
              -------------------------    ---------------------    ------------------------
03/01/2001              10,000                    10,000                    10,000
03/31/2001              10,059                    10,035                    10,081
06/30/2001              10,143                    10,011                    10,202
09/30/2001              10,473                    10,560                    10,561
12/31/2001              10,526                    10,497                    10,643
03/31/2002              10,590                    10,431                    10,645
06/30/2002              10,812                    10,893                    10,913
09/30/2002              11,059                    11,619                    11,179
12/31/2002              11,136                    11,704                    11,283
03/31/2003              11,183                    11,829                    11,359
06/30/2003              11,212                    12,128                    11,446
09/30/2003              11,235                    12,032                    11,492
12/31/2003              11,239                    11,979                    11,510
03/31/2004              11,326                    12,331                    11,635
06/30/2004              11,232                    11,964                    11,504
09/30/2004              11,337                    12,336                    11,626
12/31/2004              11,390                    12,396                    11,633
03/31/2005              11,354                    12,344                    11,604
06/30/2005              11,474                    12,759                    11,742
09/30/2005              11,473                    12,640                    11,753
12/31/2005              11,535                    12,725                    11,834
03/31/2006              11,591                    12,608                    11,883
06/30/2006              11,625                    12,611                    11,962
09/30/2006              11,876                    13,057                    12,202


AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 2.53%    5-Year 2.55%    Since Inception (3/1/01) 3.13%


                  16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Limited-Term Government Fund (Class Y)

Lehman Brothers U.S. Government Bond Index

Lehman Brothers 1-3 Year Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Limited-Term       Lehman Brothers U.S.     Lehman Brothers 1-3 Year
              Government Fund (Class Y)     Government Bond Index      Government Bond Index
              -------------------------     ---------------------     ------------------------
01/26/1998              10,000                      10,000                      10,000
03/31/1998              10,075                      10,001                      10,048
06/30/1998              10,215                      10,265                      10,203
09/30/1998              10,530                      10,832                      10,515
12/31/1998              10,651                      10,823                      10,595
03/31/1999              10,728                      10,669                      10,660
06/30/1999              10,752                      10,578                      10,717
09/30/1999              10,862                      10,648                      10,850
12/31/1999              10,932                      10,581                      10,910
03/31/2000              11,056                      10,936                      11,048
06/30/2000              11,240                      11,107                      11,237
09/30/2000              11,482                      11,413                      11,485
12/31/2000              11,771                      11,983                      11,802
03/31/2001              12,018                      12,284                      12,132
06/30/2001              12,132                      12,255                      12,278
09/30/2001              12,537                      12,926                      12,710
12/31/2001              12,616                      12,849                      12,809
03/31/2002              12,700                      12,768                      12,811
06/30/2002              13,002                      13,335                      13,134
09/30/2002              13,306                      14,223                      13,454
12/31/2002              13,429                      14,326                      13,579
03/31/2003              13,520                      14,480                      13,670
06/30/2003              13,572                      14,846                      13,775
09/30/2003              13,626                      14,728                      13,831
12/31/2003              13,661                      14,664                      13,852
03/31/2004              13,792                      15,094                      14,004
06/30/2004              13,694                      14,645                      13,846
09/30/2004              13,855                      15,100                      13,992
12/31/2004              13,924                      15,174                      14,000
03/31/2005              13,896                      15,111                      13,965
06/30/2005              14,059                      15,619                      14,132
09/30/2005              14,090                      15,472                      14,145
12/31/2005              14,170                      15,576                      14,243
03/31/2006              14,271                      15,434                      14,302
06/30/2006              14,315                      15,437                      14,396
09/30/2006              14,643                      15,983                      14,686


AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year 3.93%      5-Year 3.16%      Since Inception (1/26/98) 4.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                  17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%. The Fund's maximum sales charge for Class A shares was lower prior to 2/23/94, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                      BEGINNING   ENDING      EXPENSES
                                      ACCOUNT     ACCOUNT     PAID DURING
                                      VALUE       VALUE       6 MONTHS ENDED
                                      (4/1/06)    (9/30/06)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual                        $1,000.00   $1,025.90   $  3.56
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00    1,021.56      3.55
--------------------------------------------------------------------------------
Class B Actual                         1,000.00    1,022.10      7.33
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00    1,017.85      7.31
--------------------------------------------------------------------------------
Class C Actual                         1,000.00    1,022.10      7.38
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00    1,017.80      7.36
--------------------------------------------------------------------------------
Class N Actual                         1,000.00    1,024.60      4.83
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00    1,020.31      4.82
--------------------------------------------------------------------------------
Class Y Actual                         1,000.00    1,026.10      2.24
--------------------------------------------------------------------------------
Class Y Hypothetical                   1,000.00    1,022.86      2.23

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS         EXPENSE RATIOS
------------------------------
Class A            0.70%
------------------------------
Class B            1.44
------------------------------
Class C            1.45
------------------------------
Class N            0.95
------------------------------
Class Y            0.44

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS September 30, 2006
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL         VALUE
                                                                                     AMOUNT    SEE NOTE 1
---------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.3%
---------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.51%, 11/25/35 1                                     $ 4,240,000   $ 4,244,544
---------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.39%, 4/20/08 1                                          2,750,000     2,752,102
---------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2006-R1, Cl. A2B, 5.47%, 3/25/36 1                                         9,000,000     9,009,977
---------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.81%, 5/25/34 1                                         14,476,000    14,541,039
---------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through Certificates,
Series 2006-W1, Cl. A2B, 5.49%, 3/25/36 1                                         9,860,000     9,870,882
---------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                10,070,000     9,928,494
---------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-6, Asset-Backed Certificates:
Series 2005-6, Cl. 2A2, 5.56%, 12/25/35 1                                        19,582,229    19,613,500
---------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7, Asset-Backed Certificates,
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                         650,958       649,059
---------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                       2,950,000     2,945,429
---------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.53%, 5/25/36 1                                        4,364,534     4,369,822
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                       1,950,000     1,946,451
---------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.54%, 11/25/35 1                                      12,626,000    12,639,435
---------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.38%, 5/15/36 1                                        3,471,702     3,474,116
---------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.434%, 7/7/36 1                                        2,890,000     2,891,808
---------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1                                       5,695,000     5,698,562
---------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.59%, 1/20/35 1                             4,486,763     4,493,753
---------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                         6,088,395     6,071,631
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                          4,481,228     4,461,053
---------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed Securities,
Series 2006-WMC1, Cl. A2B, 5.47%, 1/25/37 1                                       4,930,000     4,933,710
---------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.59%, 7/25/35 1                                       3,550,000     3,558,161
---------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.43%, 7/1/36 1                                           9,487,000     9,492,937
---------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                          1,707,000     1,695,917


                  22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                     PRINCIPAL         VALUE
                                                                                        AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                             $  3,047,000  $  3,045,163
------------------------------------------------------------------------------------------------------------
RAMP, Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.41%, 7/25/36 1                                            3,497,203     3,499,398
------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 5.48%, 12/25/36 1               15,840,000    15,858,724
------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-1, Cl. A2, 5.46%, 1/25/36 1                                              9,860,000     9,870,575
Series 2006-2, Cl. A1, 5.39%, 4/25/36 1                                              3,980,302     3,983,043
------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                               238,531       237,396
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                             7,050,614     7,028,334
------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.424%, 7/25/36 1      5,630,000     5,633,520
                                                                                                ------------
Total Asset-Backed Securities (Cost $188,683,648)                                                188,438,535

------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--65.3%
------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--56.4%
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--54.9%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                14,073,896    14,530,774
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                          705,914       681,867
5%, 8/1/33                                                                          21,972,230    21,210,091
6%, 5/1/18-10/1/29                                                                  40,991,631    41,549,058
6.50%, 4/1/18-12/1/30                                                               20,857,340    21,347,576
7%, 8/1/16-4/1/32                                                                    4,666,954     4,800,897
7.50%, 2/1/32-4/1/36                                                                19,633,944    20,417,726
8%, 4/1/16                                                                           3,482,118     3,683,366
8.50%, 3/1/31                                                                          682,933       732,921
9%, 8/1/22-5/1/25                                                                      915,694       981,190
9.25%, 11/1/08                                                                           4,202         4,208
10%, 12/25/10-8/1/21                                                                   319,564       339,540
11%, 11/1/20                                                                           214,047       240,795
11.50%, 2/1/16-11/17/20                                                                408,128       449,676
11.75%, 1/1/16-4/1/19                                                                   85,878        93,366
12%, 6/1/15                                                                             74,697        81,495
12.50%, 7/1/19                                                                         178,958       196,434
13%, 8/1/15                                                                            182,045       200,670
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 1095, Cl. D, 6.025%, 6/15/21 1                                                   28,526        28,505
Series 2035, Cl. PC, 6.95%, 3/15/28                                                  4,022,943     4,130,609
Series 3138, Cl. PA, 5.50%, 2/15/27                                                 17,161,166    17,208,383
Series 3153, Cl. FJ, 5.71%, 5/15/36 1                                                3,623,746     3,634,253


                  23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL         VALUE
                                                                                     AMOUNT    SEE NOTE 1
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1695, Cl. F, 5.547%, 3/15/24 1                                           $ 6,287,243   $ 6,377,555
Series 2055, Cl. ZM, 6.50%, 5/15/28                                               4,420,391     4,512,050
Series 2080, Cl. Z, 6.50%, 8/15/28                                                2,866,935     2,930,368
Series 2084, Cl. ZC, 6.50%, 8/15/28                                               2,561,632     2,586,812
Series 2132, Cl. FN, 6.23%, 3/15/29 1                                             5,200,556     5,300,075
Series 2195, Cl. LH, 6.50%, 10/15/29                                              8,428,036     8,643,903
Series 2220, Cl. PD, 8%, 3/15/30                                                  1,012,431     1,077,484
Series 2281, Cl. Z, 6.50%, 2/15/31                                               11,865,290    12,187,340
Series 2319, Cl. BZ, 6.50%, 5/15/31                                              18,313,903    18,814,121
Series 2326, Cl. ZP, 6.50%, 6/15/31                                               4,935,522     5,065,346
Series 2387, Cl. PD, 6%, 4/15/30                                                    476,441       477,014
Series 2500, Cl. FD, 5.83%, 3/15/32 1                                             2,149,104     2,171,515
Series 2526, Cl. FE, 5.73%, 6/15/29 1                                             3,080,739     3,093,846
Series 2530, Cl. FD, 5.83%, 2/15/32 1                                             4,104,446     4,116,094
Series 2550, Cl. FI, 5.68%, 11/15/32 1                                            2,936,400     2,961,283
Series 2551, Cl. FD, 5.73%, 1/15/33 1                                             2,415,628     2,442,018
Series 2583, Cl. KA, 5.50%, 3/15/22                                                 212,840       212,629
Series 2583, Cl. PA, 5.50%, 3/15/22                                               2,539,222     2,536,702
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                        105,320       105,107
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.329%, 7/1/26 2                                             5,715,917     1,272,182
Series 192, Cl. IO, 14.157%, 2/1/28 2                                             1,268,614       270,447
Series 200, Cl. IO, 13.413%, 1/1/29 2                                             1,521,962       333,190
Series 205, Cl. IO, 10.356%, 9/1/29 2                                             7,888,983     1,755,322
Series 206, Cl. IO, (8.599)%, 12/1/29 2                                             373,064        86,860
Series 218, Cl. IO, 15.851%, 2/1/32 2                                             2,910,934       696,062
Series 2003-118, Cl. S, 10.01%, 12/25/33 2                                       17,436,779     1,917,995
Series 2005-87, Cl. SG, 10.772%, 10/25/35 2                                      27,522,732     1,593,712
Series 2074, Cl. S, 0.377%, 7/17/28 2                                             1,673,491       159,397
Series 2079, Cl. S, (0.632)%, 7/17/28 2                                           2,632,774       262,120
Series 2470, Cl. AS, 10.44%, 3/15/32 2                                            2,510,990       207,440
Series 2493, Cl. S, 6.30%, 9/15/29 2                                              2,093,292       152,509
Series 2526, Cl. SE, 2.111%, 6/15/29 2                                            4,256,416       222,913
Series 2796, Cl. SD, 1.44%, 7/15/26 2                                               817,602        54,887
Series 2819, Cl. S, 0.837%, 6/15/34 2                                            35,765,488     2,564,235
Series 2920, Cl. S, (0.432)%, 1/15/35 2                                          19,642,079       946,224
Series 3000, Cl. SE, (3.796)%, 7/15/25 2                                         22,710,990       868,402
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 216, Cl. PO, 5.893%, 12/1/31 3                                   4,602,806     3,609,184
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/21 4                                                                 20,284,000    19,574,060
5%, 2/1/18-3/1/34                                                                84,858,365    82,669,644
5%, 10/1/21 4                                                                    17,624,000    17,321,079


                  24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
5.50%, 5/1/24-2/1/35                                                            $132,668,323   $131,160,333
5.50%, 10/1/21 4                                                                  12,615,000     12,611,064
5.863%, 1/1/12                                                                    11,922,791     12,277,673
6%, 8/1/22-11/1/32                                                                44,903,314     45,342,259
6%, 10/1/21 4                                                                     48,306,000     49,045,661
6.50%, 6/1/17-11/1/31                                                             84,507,463     86,550,120
6.50%, 10/1/36 4                                                                  37,818,000     38,515,288
7%, 7/1/13-2/1/36                                                                 34,882,344     35,950,712
7.50%, 2/1/27-8/1/33                                                              53,052,362     55,108,591
8%, 6/1/17-1/1/23                                                                     10,337         10,892
8.50%, 7/1/32                                                                        323,070        347,886
9%, 8/1/19                                                                            29,504         31,873
9.50%, 11/1/21                                                                        19,608         21,225
10.50%, 12/1/14                                                                      100,896        107,227
11%, 11/1/15-7/20/19                                                               1,238,826      1,370,182
11.25%, 6/1/14-2/15/16                                                               198,117        220,591
11.50%, 7/15/19                                                                      297,573        329,055
11.75%, 6/1/13                                                                         1,616          1,756
12%, 1/1/16-8/1/16                                                                   465,113        509,086
12.50%, 8/1/15-12/1/15                                                               174,057        192,839
13%, 8/15/15-8/1/26                                                                  390,125        433,585
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 3.698%, 7/25/41 2            7,797,866        144,926
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                            10,125,000     10,567,016
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                  123,313        130,714
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                104,197        111,750
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                   423,576        429,361
Trust 1992-34, Cl. G, 8%, 3/25/22                                                    167,428        169,617
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                 6,186,883      6,467,477
Trust 2001-42, Cl. QF, 6.31%, 9/25/31 1                                           11,815,967     12,117,554
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                 1,633,651      1,636,694
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                   656,418        656,121
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                   276,968        276,392
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                  8,014,652      8,136,690
Trust 2002-52, Cl. FD, 5.83%, 9/25/32 1                                            2,837,022      2,849,285
Trust 2002-74, Cl. KF, 5.68%, 3/25/17 1                                            2,513,895      2,521,429
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1                                           3,615,566      3,645,986
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                              3,676,000      3,627,262
Trust 2003-21, Cl. FK, 5.73%, 3/25/33 1                                              304,257        307,128
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                 7,245,000      7,091,272
Trust 2003-116, Cl. FA, 5.73%, 11/25/33 1                                          1,834,628      1,844,589
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                8,529,000      8,338,235
Trust 2005-85, Cl. FA, 5.68%, 10/25/35 1                                          11,890,436     11,883,935
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                            4,975,000      4,813,659


                 25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL         VALUE
                                                                                     AMOUNT    SEE NOTE 1
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                         $ 5,304,788   $ 5,185,101
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                             1,175,050     1,176,646
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                           14,399,382    14,448,675
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1                                          3,033,597     2,957,621
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1                                          6,833,207     6,612,590
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1                                          5,817,720     5,702,792
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-28, Cl. SA, 0.898%, 4/25/32 2                                          2,182,021       156,490
Trust 2002-38, Cl. SO, (3.614)%, 4/25/32 2                                        3,077,986       182,259
Trust 2002-39, Cl. SD, (1.669)%, 3/18/32 2                                        3,302,786       248,385
Trust 2002-48, Cl. S, 1.213%, 7/25/32 2                                           3,626,649       280,193
Trust 2002-52, Cl. SL, 1.178%, 9/25/32 2                                          2,278,523       181,732
Trust 2002-53, Cl. SK, (1.244)%, 4/25/32 2                                        1,927,109       164,744
Trust 2002-56, Cl. SN, 2.169%, 7/25/32 2                                          4,925,604       389,847
Trust 2002-77, Cl. IS, 1.485%, 12/18/32 2                                         4,405,699       351,559
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 12.232%, 5/1/23 2                                               2,815,792       646,846
Trust 240, Cl. 2, 19.313%, 9/1/23 2                                               4,854,499     1,080,430
Trust 254, Cl. 2, 5.177%, 1/1/24 2                                                3,369,507       795,385
Trust 294, Cl. 2, 9.697%, 2/1/28 2                                                4,730,902     1,054,885
Trust 301, Cl. 2, 6.498%, 4/1/29 2                                                4,019,423       861,315
Trust 321, Cl. 2, 11.371%, 4/1/32 2                                              10,261,278     2,365,010
Trust 324, Cl. 2, 5.98%, 7/1/32 2                                                14,253,875     3,239,992
Trust 329, Cl. 2, 10.181%, 1/1/33 2                                               2,169,301       520,845
Trust 331, Cl. 10, 8.104%, 2/1/33 2                                               6,053,544     1,358,284
Trust 340, Cl. 2, 8.005%, 9/1/33 2                                                2,628,610       644,081
Trust 344, Cl. 2, 7.677%, 12/1/33 2                                              14,922,067     3,455,144
Trust 362, Cl. 12, 4.143%, 8/1/35 2                                              16,339,223     3,513,314
Trust 362, Cl. 13, 4.145%, 8/1/35 2                                               9,140,774     2,031,676
Trust 364, Cl. 15, 7.249%, 9/1/35 2                                               6,444,359     1,304,512
Trust 2001-63, Cl. SD, 2.118%, 12/18/31 2                                         3,850,417       368,263
Trust 2001-68, Cl. SC, 1.946%, 11/25/31 2                                         3,556,270       311,358
Trust 2001-81, Cl. S, 2.649%, 1/25/32 2                                           2,711,132       204,287
Trust 2002-9, Cl. MS, 1.143%, 3/25/32 2                                           4,022,182       322,357
Trust 2002-52, Cl. SD, (1.855)%, 9/25/32 2                                        2,837,022       230,244
Trust 2002-77, Cl. SH, 2.874%, 12/18/32 2                                         3,253,211       310,463
Trust 2003-4, Cl. S, 9.921%, 2/25/33 2                                            5,814,075       660,824
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 2                                         9,517,455     1,114,022
Trust 2005-40, Cl. SA, (2.773)%, 5/25/35 2                                       11,264,447       568,968
Trust 2005-63, Cl. SA, 3.313%, 10/25/31 2                                        12,901,656       663,299
Trust 2005-63, Cl. X, 53.497%, 10/25/31 2                                           152,727         3,881
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 2                                         14,423,208       824,314
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 2                                        13,781,579     1,074,772


                  26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                  PRINCIPAL            VALUE
                                                                                     AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 327, Cl. 1, 6.153%, 9/1/32 3                                              $ 2,063,787   $    1,623,756
Trust 340, Cl. 1, 5.181%, 9/1/33 3                                                2,628,610        1,904,698
Trust 344, Cl. 1, 4.822%, 12/1/33 3                                               3,049,602        2,366,489
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
Trust G, Cl. 2, 11.50%, 3/1/09                                                       86,569           90,280
                                                                                              --------------
                                                                                               1,010,150,144

------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.5%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                      348,598          358,109
7%, 1/15/09-1/20/30                                                               2,673,857        2,761,602
7.50%, 1/15/28-8/15/28                                                            1,217,197        1,268,538
8%, 9/15/07-9/15/28                                                                 199,146          210,932
8.50%, 8/15/17-9/15/21                                                            1,376,202        1,467,631
9.50%, 9/15/17                                                                        4,672            5,081
10.50%, 2/15/16-7/15/21                                                             193,477          216,698
11%, 10/20/19                                                                       270,851          298,770
11.50%, 4/15/13-7/15/19                                                              60,484           66,812
13%, 2/15/11-9/15/14                                                                  8,360            9,347
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32,
Cl. ZB, 8%, 9/16/29                                                              15,482,159       16,617,588
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, (1.087)%, 3/16/28 2                                        3,269,092          288,251
Series 1998-19, Cl. SB, (0.441)%, 7/16/28 2                                       5,323,341          523,347
Series 2001-21, Cl. SB, (5.825)%, 1/16/27 2                                       5,874,945          380,677
Series 2006-47, Cl. SA, 16.226%, 8/16/36 2                                       36,334,857        2,175,197
                                                                                              --------------
                                                                                                  26,648,580

------------------------------------------------------------------------------------------------------------
NON-AGENCY--8.9%
------------------------------------------------------------------------------------------------------------
COMMERCIAL--7.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                 9,170,000        8,972,507
------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                            6,693,956        6,750,440
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                                           829,030          828,033
------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                          7,906,684        7,899,890
------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                           3,714,436        3,726,850
------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                           6,670,000        6,563,454
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                           5,240,000        5,191,617


                  27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29              $  2,462,218   $  2,480,726
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                           6,190,000      6,051,207
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                           5,760,000      5,753,958
-----------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO Pass-Through Certificates,
Series 2006-OPT1, Cl. 2A2, 5.47%, 12/25/35 1                                       4,930,000      4,935,705
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                          2,240,000      2,197,411
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                          7,550,000      7,447,685
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                              6,340,000      6,296,117
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                               9,275,455      9,227,905
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                            4,730,069      4,700,479
-----------------------------------------------------------------------------------------------------------
RALI, Series 2006-QS13 Trust, Mtg. Asset-Backed Pass Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                            11,816,000     11,821,539
-----------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                               12,473,866     12,461,198
-----------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 2.87%, 10/15/29 2                                          56,296,587        579,877
Series 2001-3, Cl. IO, 1.645%, 5/15/31 2,5                                        26,872,810        260,330
-----------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                          10,760,000     10,642,324
-----------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.673%, 5/25/35 1                                         4,051,549      4,040,285
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD Trust, CMO Mtg.
Pass-Through Certificates, Series 2004-DD, Cl. 2A1, 4.509%, 1/25/35 1                505,120        503,538
                                                                                               ------------
                                                                                                129,333,075

-----------------------------------------------------------------------------------------------------------
OTHER--0.2%
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-2, Cl. IO, 8.215%, 1/15/32 2                                          68,487,655        689,828
Series 2002-3, Cl. IO, 14.376%, 8/15/32 2                                          4,230,969         97,611
Series 2003-1, Cl. IO, 6.10%, 11/15/32 2                                         135,556,969      2,201,594
-----------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.58%, 7/25/45 1                                        1,640,126      1,644,983
                                                                                               ------------
                                                                                                  4,634,016


                  28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.7%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                        $ 14,002,900   $    14,151,681
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                          11,787,336        12,037,270
-------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                          4,683,916         4,651,595
                                                                                              ---------------
                                                                                                   30,840,546
                                                                                              ---------------
Total Mortgage-Backed Obligations (Cost $1,206,650,804)                                         1,201,606,361

-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--30.2%
-------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.:
3.579%, 1/31/07 6                                                                36,630,000        36,005,056
3.69%, 10/5/07 6                                                                 68,845,000        65,381,270
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                              5,550,000         5,455,411
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 2/15/07                                                                  52,000,000        51,684,360
4%, 8/17/07                                                                      81,660,000        80,857,364
4.125%, 7/12/10                                                                   8,690,000         8,463,261
5%, 9/16/08                                                                     118,740,000       118,832,142
5.25%, 7/18/11                                                                    9,470,000         9,613,025
6.625%, 9/15/09                                                                  16,820,000        17,596,361
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.20%, 12/4/06                                                                   34,700,000        34,515,639
4.625%, 1/15/08 7                                                                57,000,000        56,710,269
4.75%, 12/15/10                                                                   8,240,000         8,200,061
6%, 5/15/08                                                                      15,060,000        15,297,526
6%, 5/15/11 8                                                                    31,970,000        33,431,221
6.625%, 9/15/09                                                                   8,605,000         9,011,449
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.625%, 8/31/11                                               4,159,000         4,164,859
                                                                                              ---------------
Total U.S. Government Obligations (Cost $558,619,161)                                             555,219,274

-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 2.31% in joint repurchase agreement (Principal Amount/
Value $1,040,829,000, with a maturity value of $1,041,284,363) with
UBS Warburg LLC, 5.25%, dated 9/29/06, to be repurchased at
$24,058,521 on 10/2/06, collateralized by Federal National
Mortgage Assn., 5%, 7/1/35-12/1/35, with a value of
$1,064,458,659 (Cost $24,048,000)                                                24,048,000        24,048,000
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $1,978,001,613)                              1,969,312,170


                  29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL               VALUE
                                                                                       AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.3% 9
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
Undivided interest of 0.62% in joint repurchase agreement (Principal Amount/
Value $3,950,000,000, with a maturity value of $3,951,787,375) with
Nomura Securities, 5.43%, dated 9/29/06, to be repurchased at
$24,435,852 on 10/2/06, collateralized by U.S. Agency
Mortgages, 0.00%-22.12%, 3/15/14-6/25/43, with a
value of $4,029,000,000
(Cost $24,424,800)                                                              $  24,424,800     $    24,424,800

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,002,426,413)                                       108.4%      1,993,736,970
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (8.4)       (154,167,891)
                                                                                ---------------------------------

NET ASSETS                                                                              100.0%    $ 1,839,569,079
                                                                                =================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $52,189,515 or 2.84% of the Fund's net assets as of September 30, 2006.

3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $9,504,127 or 0.52% of the Fund's net assets as of September 30, 2006.

4. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $260,330, which represents 0.01% of the Fund's net assets. See Note 8 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Partial or fully-loaned security. See Note 9 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $17,045,008. See Note 5 of accompanying Notes.

9. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,002,426,413)--see accompanying statement of investments   $ 1,993,736,970
--------------------------------------------------------------------------------------------------------
Cash                                                                                           1,177,215
--------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                         28,630
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                                9,231,488
Shares of beneficial interest sold                                                             2,372,094
Futures margins                                                                                  190,249
Other                                                                                             81,319
                                                                                         ---------------
Total assets                                                                               2,006,817,965

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    24,424,800
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                           136,759,874
Shares of beneficial interest redeemed                                                         3,817,488
Distribution and service plan fees                                                             1,049,060
Dividends                                                                                        602,562
Transfer and shareholder servicing agent fees                                                    334,705
Shareholder communications                                                                       160,822
Trustees' compensation                                                                            47,716
Other                                                                                             51,859
                                                                                         ---------------
Total liabilities                                                                            167,248,886

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 1,839,569,079
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       184,750
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,921,189,405
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             23,615,172
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (95,842,943)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                    (9,577,305)
                                                                                         ---------------
NET ASSETS                                                                               $ 1,839,569,079
                                                                                         ===============


                 31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,059,628,963
and 106,368,074 shares of beneficial interest outstanding)                                        $ 9.96
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)   $10.32
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $251,726,172 and 25,276,790 shares
of beneficial interest outstanding)                                                               $ 9.96
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $317,063,250 and 31,892,080 shares
of beneficial interest outstanding)                                                               $ 9.94
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,867,366 and 4,809,820 shares
of beneficial interest outstanding)                                                               $ 9.95
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $163,283,328 and 16,403,475 shares of beneficial interest outstanding)                         $ 9.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2006
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                           $ 90,379,345
-------------------------------------------------------------------------------
Fee income                                                            1,950,903
-------------------------------------------------------------------------------
Portfolio lending fees                                                   60,819
-------------------------------------------------------------------------------
Other income                                                             33,838
                                                                   ------------
Total investment income                                              92,424,905

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                       7,913,686
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,724,881
Class B                                                               2,927,513
Class C                                                               3,453,620
Class N                                                                 241,258
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,189,531
Class B                                                                 748,657
Class C                                                                 594,139
Class N                                                                 159,983
Class Y                                                                 213,300
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 223,041
Class B                                                                  94,288
Class C                                                                  67,801
Class N                                                                   7,678
-------------------------------------------------------------------------------
Trustees' compensation                                                   34,855
-------------------------------------------------------------------------------
Custodian fees and expenses                                              14,155
-------------------------------------------------------------------------------
Accounting service fees                                                  12,000
-------------------------------------------------------------------------------
Administration service fees                                               1,500
-------------------------------------------------------------------------------
Other                                                                   198,155
                                                                  -------------
Total expenses                                                       21,820,041
Less reduction to custodian expenses                                    (11,859)
Less waivers and reimbursements of expenses                          (3,783,833)
                                                                   ------------
Net expenses                                                         18,024,349

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                74,400,556


                  33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $(19,330,847)
Closing and expiration of futures contracts                           1,752,030
Swap contracts                                                         (968,128)
                                                                   ------------
Net realized loss                                                   (18,546,945)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          11,599,961
Futures contracts                                                    (2,950,474)
Swap contracts                                                          665,237
                                                                   ------------
Net change in unrealized depreciation                                 9,314,724

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 65,168,335
                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                   2006               2005
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    74,400,556    $    60,535,720
------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                   (18,546,945)       (13,028,824)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                 9,314,724        (22,721,001)
                                                                                ----------------------------------
Net increase in net assets resulting from operations                                 65,168,335         24,785,895

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (45,709,189)       (36,424,594)
Class B                                                                              (9,810,331)        (9,659,784)
Class C                                                                             (11,615,600)       (10,175,034)
Class N                                                                              (1,868,113)        (1,452,293)
Class Y                                                                              (5,395,808)        (2,823,513)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                             (84,153,951)       (32,465,253)
Class B                                                                             (91,495,296)      (143,703,813)
Class C                                                                             (67,485,498)       (91,072,694)
Class N                                                                              (2,503,838)         3,976,753
Class Y                                                                              79,584,189       (173,911,342)

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total decrease                                                                     (175,285,100)      (472,925,672)
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               2,014,854,179      2,487,779,851
                                                                                ----------------------------------
End of period (including accumulated net investment income
of $23,615,172 and $17,358,984, respectively)                                   $ 1,839,569,079    $ 2,014,854,179
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED SEPTEMBER 30,                2006            2005            2004            2003            2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.00     $     10.17     $     10.33     $     10.35     $     10.22
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .41 1           .31 1           .29             .22             .44
Net realized and unrealized gain (loss)                  (.04)           (.16)           (.17)           (.01)            .13
                                                  ---------------------------------------------------------------------------
Total from investment operations                          .37             .15             .12             .21             .57
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.41)           (.32)           (.28)           (.23)           (.44)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.96     $     10.00     $     10.17     $     10.33     $     10.35
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.78%           1.45%           1.22%           2.01%           5.72%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,059,629     $ 1,149,202     $ 1,201,379     $ 1,369,364     $ 1,355,382
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,110,174     $ 1,171,442     $ 1,257,178     $ 1,476,397     $   968,852
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.12%           3.11%           2.77%           2.14%           4.27%
Total expenses                                           0.89%           0.88%           0.88%           0.88%           0.88%
Expenses after payments and waivers and
reduction to custodian expenses                          0.70%           0.70%           0.79%           0.88%           0.88%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   109% 4          101% 4           75% 4           82%            161%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:


                                 PURCHASE TRANSACTIONS        SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended September 30, 2006         $  3,361,653,474        $   3,577,036,177
Year Ended September 30, 2005            6,727,092,497            6,985,663,762
Year Ended September 30, 2004            9,662,274,960           10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS B        YEAR ENDED SEPTEMBER 30,               2006            2005            2004            2003            2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.00     $     10.17     $     10.32     $     10.35     $     10.22
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .33 1           .24 1           .22             .14             .37
Net realized and unrealized gain (loss)                  (.04)           (.17)           (.16)           (.02)            .12
                                                  ---------------------------------------------------------------------------
Total from investment operations                          .29             .07             .06             .12             .49
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.33)           (.24)           (.21)           (.15)           (.36)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.96     $     10.00     $     10.17     $     10.32     $     10.35
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.01%           0.69%           0.56%           1.14%           4.93%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   251,726     $   344,928     $   495,417     $   723,564     $   759,144
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   292,613     $   412,054     $   586,747     $   800,685     $   523,711
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.35%           2.34%           1.99%           1.39%           3.50%
Total expenses                                           1.72%           1.69%           1.66%           1.62%           1.63%
Expenses after payments and waivers and
reduction to custodian expenses                          1.45%           1.45%           1.55%           1.62%           1.63%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   109% 4          101% 4           75% 4           82%            161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:


                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended September 30, 2006             $   3,361,653,474   $   3,577,036,177
Year Ended September 30, 2005                 6,727,092,497       6,985,663,762
Year Ended September 30, 2004                 9,662,274,960      10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C        YEAR ENDED SEPTEMBER 30,                 2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     9.98     $    10.15     $    10.30     $    10.33     $    10.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .33 1          .24 1          .22            .15            .36
Net realized and unrealized gain (loss)                    (.04)          (.17)          (.16)          (.03)           .13
                                                     ----------------------------------------------------------------------
Total from investment operations                            .29            .07            .06            .12            .49
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.33)          (.24)          (.21)          (.15)          (.36)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     9.94     $     9.98     $    10.15     $    10.30     $    10.33
                                                     ======================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.01%          0.69%          0.58%          1.21%          4.95%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  317,063     $  386,310     $  484,575     $  685,735     $  656,959
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  345,520     $  432,392     $  565,671     $  733,037     $  407,864
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      3.36%          2.35%          2.03%          1.45%          3.43%
Total expenses                                             1.62%          1.60%          1.58%          1.56%          1.62%
Expenses after payments and waivers and
reduction to custodian expenses                            1.45%          1.45%          1.52%          1.56%          1.62%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     109% 4         101% 4          75% 4          82%           161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:


                                  PURCHASE TRANSACTIONS       SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended September 30, 2006         $   3,361,653,474       $   3,577,036,177
Year Ended September 30, 2005             6,727,092,497           6,985,663,762
Year Ended September 30, 2004             9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 38 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS N        YEAR ENDED SEPTEMBER 30,                2006           2005           2004           2003           2002
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     9.99     $    10.16     $    10.32     $    10.35     $    10.21
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .38 1          .29 1          .25            .19            .37
Net realized and unrealized gain (loss)                  (.04)          (.17)          (.16)          (.03)           .19
                                                   ----------------------------------------------------------------------
Total from investment operations                          .34            .12            .09            .16            .56
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.38)          (.29)          (.25)          (.19)          (.42)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     9.95     $     9.99     $    10.16     $    10.32     $    10.35
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.52%          1.20%          0.91%          1.58%          5.60%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   47,868     $   50,592     $   47,472     $   43,645     $   24,101
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   48,350     $   50,758     $   44,515     $   35,965     $    8,750
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.86%          2.86%          2.48%          1.75%          3.62%
Total expenses                                           1.27%          1.29%          1.26%          1.20%          1.11%
Expenses after payments and waivers and
reduction to custodian expenses                          0.95%          0.95%          1.08%          1.20%          1.11%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   109% 4         101% 4          75% 4          82%           161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS       SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended September 30, 2006         $   3,361,653,474       $   3,577,036,177
Year Ended September 30, 2005             6,727,092,497           6,985,663,762
Year Ended September 30, 2004             9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED SEPTEMBER 30,                2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    10.00     $    10.17     $    10.32     $    10.34     $    10.21
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .44 1          .34 1          .32            .26            .47
Net realized and unrealized gain (loss)                   (.06)          (.17)          (.15)          (.01)           .14
                                                    ----------------------------------------------------------------------
Total from investment operations                           .38            .17            .17            .25            .61
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.43)          (.34)          (.32)          (.27)          (.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     9.95     $    10.00     $    10.17     $    10.32     $    10.34
                                                    ======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        3.93%          1.69%          1.68%          2.41%          6.13%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  163,283     $   83,822     $  258,937     $  241,856     $  141,508
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  121,899     $   84,227     $  248,689     $  201,564     $   86,883
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     4.43%          3.35%          3.13%          2.53%          4.54%
Total expenses                                            0.59%          0.57%          0.42%          0.44%          0.49%
Expenses after payments and waivers and
reduction to custodian expenses                           0.44%          0.45%          0.42%          0.44%          0.49%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    109% 4         101% 4          75% 4          82%           161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:


                                  PURCHASE TRANSACTIONS       SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended September 30, 2006         $   3,361,653,474       $   3,577,036,177
Year Ended September 30, 2005             6,727,092,497           6,985,663,762
Year Ended September 30, 2004             9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic


                  41 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $136,759,874 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the


                  42 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                              NET UNREALIZED
                                                                                DEPRECIATION
                                                                            BASED ON COST OF
                                                                              SECURITIES AND
       UNDISTRIBUTED        UNDISTRIBUTED                ACCUMULATED       OTHER INVESTMENTS
       NET INVESTMENT           LONG-TERM                       LOSS      FOR FEDERAL INCOME
       INCOME                        GAIN     CARRYFORWARD 1,2,3,4,5            TAX PURPOSES
       -------------------------------------------------------------------------------------
       $   23,725,453              $   --              $  96,672,071            $  8,810,738

1. As of September 30, 2006, the Fund had $72,705,920 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2006, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    --------------------------------------
                    2011                      $ 16,833,987
                    2013                        37,778,579
                    2014                        18,093,354
                                              ------------
                    Total                     $ 72,705,920
                                              ============

2. As of September 30, 2006, the Fund had $23,947,523 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. The Fund had $18,628 of straddle losses which were deferred.

4. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended September 30, 2005, the Fund did not utilize any capital loss carryforward.


                  43 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.


                                   INCREASE TO         INCREASE TO
                                   ACCUMULATED     ACCUMULATED NET
            INCREASE TO         NET INVESTMENT       REALIZED LOSS
            PAID-IN CAPITAL             INCOME    ON INVESTMENTS 6
            ------------------------------------------------------
            $ 582,349              $ 6,254,673         $ 6,837,022


6. $582,349 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 was as follows:

                                                YEAR ENDED           YEAR ENDED
                                            SEPT. 30, 2006       SEPT. 30, 2005
            -------------------------------------------------------------------
            Distributions paid from:
            Ordinary income                   $ 74,399,041         $ 60,535,218

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities          $ 2,002,535,536
            Federal tax cost of other investments       (23,526,901)
                                                    ---------------
            Total federal tax cost                  $ 1,979,008,635
                                                    ===============

            Gross unrealized appreciation           $    10,458,839
            Gross unrealized depreciation               (19,269,577)
                                                    ---------------
            Net unrealized depreciation             $    (8,810,738)
                                                    ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment,


                  44 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  45 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED SEPTEMBER 30, 2006   YEAR ENDED SEPTEMBER 30, 2005
                                SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                        33,124,392    $ 329,037,847     38,337,232    $ 387,267,089
Dividends and/or
distributions reinvested     3,925,132       38,977,275      3,066,260       30,928,765
Redeemed                   (45,556,976)    (452,169,073)   (44,614,244)    (450,661,107)
                           ------------------------------------------------------------
Net decrease                (8,507,452)   $ (84,153,951)    (3,210,752)   $ (32,465,253)
                           ============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                         3,960,483    $  39,344,791      4,212,607    $  42,534,890
Dividends and/or
distributions reinvested       850,631        8,447,005        807,935        8,150,076
Redeemed                   (14,025,634)    (139,287,092)   (19,242,001)    (194,388,779)
                           ------------------------------------------------------------
Net decrease                (9,214,520)   $ (91,495,296)   (14,221,459)   $(143,703,813)
                           ============================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                         5,604,078    $  55,538,235      7,186,582    $  72,471,759
Dividends and/or
distributions reinvested       953,864        9,453,018        805,282        8,107,614
Redeemed                   (13,360,074)    (132,476,751)   (17,024,609)    (171,652,067)
                           ------------------------------------------------------------
Net decrease                (6,802,132)   $ (67,485,498)    (9,032,745)   $ (91,072,694)
                           ============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                         1,672,193    $  16,589,167      2,667,582    $  26,898,049
Dividends and/or
distributions reinvested       166,846        1,655,135        127,477        1,284,398
Redeemed                    (2,091,346)     (20,748,140)    (2,403,568)     (24,205,694)
                           ------------------------------------------------------------
Net increase (decrease)       (252,307)   $  (2,503,838)       391,491    $   3,976,753
                           ============================================================

----------------------------------------------------------------------------------------
CLASS Y
Sold                         8,771,418    $  87,052,881      5,396,842    $  54,355,722
Dividends and/or
distributions reinvested       544,310        5,395,808        185,913        1,871,852
Redeemed                    (1,297,451)     (12,864,500)   (22,667,861)    (230,138,916)
                           ------------------------------------------------------------
Net increase (decrease)      8,018,277    $  79,584,189    (17,085,106)   $(173,911,342)
                           ============================================================


                  46 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                     PURCHASES            SALES
---------------------------------------------------------------
Investment securities           $  903,154,430   $  767,336,382
U.S. government and
government agency obligations      880,184,418    1,427,740,802
To Be Announced (TBA)
mortgage-related securities      3,361,653,474    3,577,036,177

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE
            --------------------------------------------------
            Up to $100 million of net assets             0.500%
            Next $150 million of net assets              0.450
            Next $250 million of net assets              0.425
            Over $500 million of net assets              0.400

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $3,939,040 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions


                  47 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class C and Class N shares were $15,478,166 and $1,436,914, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                            CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                        RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED              DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
September 30, 2006       $  409,773        $  17,201       $  610,743        $  87,998        $  22,461

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit the "Expenses after payments and waivers and reduction to custodian expenses" for all classes of shares so that "Expenses after payments and waivers and reduction to custodian expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the year ended September 30, 2006, the Manager reimbursed the Fund $2,096,822, $774,746, $578,975,
$155,472 and $177,818 for Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may amend or terminate this voluntary expense limitation arrangement at any time without notice to shareholders.


                  48 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                  49 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                             EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   SEPTEMBER 30, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                12/19/06         549       $   61,711,031     $  1,040,570
U.S. Treasury Nts., 2 yr.      12/29/06         747          152,761,500          289,446
                                                                             ------------
                                                                                1,330,016
                                                                             ------------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.      12/29/06         263           27,750,609         (188,311)
U.S. Treasury Nts., 10 yr.     12/19/06       1,946          210,289,625       (2,058,197)
                                                                             ------------
                                                                               (2,246,508)
                                                                             ------------
                                                                             $   (916,492)
                                                                             ============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:


                  50 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SWAP                       NOTIONAL                 PAID BY          RECEIVED BY   TERMINATION              UNREALIZED
COUNTERPARTY                AMOUNT                 THE FUND             THE FUND         DATES            APPRECIATION
----------------------------------------------------------------------------------------------------------------------
                                                                 Lehman Brothers
                                               If negative,    CMBS Index Spread
                                         the absolute value    plus Total Return
                                        of the Total Return         Amount value
                                         Amount for a given          for a given
Deutsche Bank AG          $19,000,000         Index Period.        Index Period.       12/1/06               $  14,003
----------------------------------------------------------------------------------------------------------------------
                                                                    If positive,
                                               If negative,   receive the Spread
                                         the absolute value        on the Lehman
                                              of the Lehman        Brothers CMBS
                                              Brothers CMBS             AAA 8.5+
                                             AAA 8.5+ Index         Index Spread
Lehman Brothers                               Spread Return       Return Amount,
Special Financing, Inc.    20,220,000               Amount.    and Carry Amount.       12/1/06                  14,627
                                                                                                             ---------
                                                                                                             $  28,630
                                                                                                             =========

Abbreviation is as follows:

CMBS         Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
7. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      As of September 30, 2006, the Fund had no outstanding interest rate swap agreements.

                  51 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Continued
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $24,109,977, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $24,424,800 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.


                  52 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
11. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  53 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER LIMITED-TERM GOVERNMENT FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited-Term Government Fund, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited-Term Government Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 15, 2006


                  54 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FEDERAL INCOME TAX INFORMATION Unaudited
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2006, $82,092,292 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  55 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  56 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE               HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                                THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                                   COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                           RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                      President, Colorado Christian University (since 2006); Chairman of the following
Chairman of the Board                      private mortgage banking companies: Cherry Creek Mortgage Company (since
of Trustees (since 2003),                  1991), Centennial State Mortgage Company (since 1994), and The El Paso Mortgage
Trustee (since 1999)                       Company (since 1993); Chairman of the following private companies: Ambassador
Age: 69                                    Media Corporation (since 1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company)
                                           (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry
                                           Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                           (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                           Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                           (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment
                                           (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 37
                                           portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                            Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)                       equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                                    Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                           & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                           (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                           Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                           1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                           Asset Management (investment adviser) (until March 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                           Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1998)                       (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 70                                    Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                           of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                           Manager (September 1987-April 1999). Oversees 37 portfolios in the
                                           OppenheimerFunds complex.

EDWARD L. CAMERON,                         Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2001)                       site) (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 68                                    2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
                                           1974-June 1999); Chairman of Price Waterhouse LLP Global Investment
                                           Management Industry Services Group (accounting firm) (July 1994-June 1998).
                                           Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                             Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)                       Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                                    Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                           Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and
                                           President and Chief Executive Officer (until October 1995) of the Manager; President,
                                           Chief Executive Officer and Director of the following: Oppenheimer Acquisition


                  57 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                             Corp. ("OAC") (parent holding company of the Manager), Shareholders Services,
Continued                                  Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                              Director of Colorado UpLIFT (charitable organization) (since September 1984).
Trustee (since 1996)                       Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 66                                    affiliated companies of the Manager (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                       Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)                       (since February 2000); Board Member of Middlebury College (educational
Age: 60                                    organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                           Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                           (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                           Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management
                                           Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001) and The University of Michigan (since
                                           2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds
                                           (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                                           (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                          Director of Jones International University (educational organization) (since
Trustee (since 2002)                       August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 62                                    State Bank (commercial banking) (since August 2003); Director of Colorado
                                           UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                           Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                           Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                           Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                           2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                           February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,                  Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2001)                       (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 64                                    company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee of the Worcester Polytech Institute (private university);
                                           President and Treasurer of the SIS Funds (private charitable fund) (since
                                           January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                           (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                           Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                           Oversees 39 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                         THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
AND OFFICER                                NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                           TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                           AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY
                                           IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                           AFFILIATES.


                  58 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

JOHN V. MURPHY,                            Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and                     (since September 2000) of the Manager; President and director or trustee of other
Principal Executive Officer                Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                               Holdings, Inc. (holding company subsidiary of the Manager) (since July
Age: 57                                    2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                           (since November 2001); Chairman and Director of Shareholder Services, Inc. and
                                           of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                           (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                           (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                           Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                           Management Corporation and Tremont Capital Management, Inc. (since
                                           November 2001), HarbourView Asset Management Corporation and OFI Private
                                           Investments, Inc. (since July 2001); President (since November 2001) and Director
                                           (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                           President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                           (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                           Chief Operating Officer of the Manager (September 2000-June 2001); President
                                           and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-
                                           end investment companies) (November 1999-November 2001); Director of C.M.
                                           Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                           Officer and Director of MML Bay State Life Insurance Company (September 1999-
                                           August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-
                                           owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 92
                                           portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                          THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK,
THE FUND                                   GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                           YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS.
                                           IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924; FOR MESSRS. MANIOUDAKIS,
                                           BOMFIM, CAAN, GORD AND SWANEY, 470 ATLANTIC AVENUE, 11TH FLOOR, BOSTON, MA 02210.
                                           EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                           DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,                     Senior Vice President of the Manager (since April 2002), of HarbourView
Vice President and Portfolio               Asset Management Corporation (since April, 2002 and of OFI Institutional
Manager (since 2002)                       Asset Management, Inc. (since June 2002); Executive Director and portfolio
Age: 40                                    manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
                                           Investment Management (August 1993-April 2002). An officer of 15 portfolios in the OppenheimerFunds complex.

ANTULIO N. BOMFIM,                         Vice President of the Manager (since October 2003); Senior Economist at the
Vice President and Portfolio               Board of Governors of the Federal Reserve System from June 1992 to October
Manager (since 2006)                       2003. A portfolio manager of 12 portfolios in the OppenheimerFunds complex.
Age: 39

GEOFFREY CAAN,                             Vice President and Portfolio Manager of the Manager (since August 2003); Vice
Vice President and Portfolio               President of ABN AMRO NA, Inc. (June 2002-August 2003); Vice President of
Manager (since 2006)                       Zurich Scudder Investments (January 1999-June 2002). A portfolio manager of
Age: 37                                    12 portfolios in the OppenheimerFunds complex.


                  59 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

BENJAMIN J. GORD,                          Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio               Management Corporation (since April 2002) and of OFI Institutional Asset
Manager (since 2006)                       Management, Inc. (as of June 2002); Executive Director and senior fixed
Age: 44                                    income analyst at Miller Anderson & Sherrerd, a division of Morgan Stanley
                                           Investment Management (April 1992-March 2002). A portfolio manager of
                                           12 portfolios in the OppenheimerFunds complex.

THOMAS SWANEY,                             Vice President of the Manager (since April 2006); senior analyst, high grade
Vice President and Portfolio               investment team (June 2002-March 2006); senior fixed income analyst at
Manager (since 2006)                       Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management
Age: 33                                    (May 1998-May 2002). A portfolio manager of 12 portfolios in the
                                           OppenheimerFunds complex.

MARK S. VANDEHEY,                          Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief                   March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                         Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                               Vice President and Director of Internal Audit of the Manager (1997-February
Age: 56                                    2004). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                           Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and                              of the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and                    Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                         Cor-poration, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                               Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 47                                    and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                           Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June
                                           2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                           OAC (since March 1999), Centennial Asset Management Corporation (March 1999-
                                           October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                           Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                           Services Division (March 1995-March 1999). An officer of 92 portfolios in the
                                           OppenheimerFunds complex.

BRIAN S. PETERSEN,                         Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                        Product Accounting of the Manager (November 1998-July 2002). An officer of
(since 2004)                               92 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                         Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                        Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                               Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                                    Director of Mutual Fund Operations at American Data Services, Inc. (September
                                           2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                            Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary               2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                               December 2001); General Counsel of Centennial Asset Management Corporation
Age: 58                                    (since December 2001); Senior Vice President and General Counsel of HarbourView
                                           Asset Management Corporation (since December 2001); Secretary and General
                                           Counsel of OAC (since November 2001); Assistant Secretary (since September
                                           1997) and Director (since November 2001) of OppenheimerFunds International
                                           Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                           Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                           Asset Management, Inc. (since November 2001); Senior Vice President, General
                                           Counsel and Director of Shareholder Financial Services, Inc. and Shareholder


                  60 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

ROBERT G. ZACK,                            Services, Inc. (since December 2001); Senior Vice President, General Counsel and
Continued                                  Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                           2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior
                                           Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                           (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                           2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                           (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                           of the Manager; Assistant Secretary of the following: Shareholder Services, Inc.
                                           (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                           1989-November 2001), and OppenheimerFunds International Ltd. (September
                                           1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                         Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                        President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                               2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 38                                    (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                           Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                          Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                        (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                               Secretary (since October 2003) of the Distributor; Assistant Secretary
Age: 41                                    of Centennial Asset Management Corporation (since October 2003); Vice
                                           President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                           Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                           Financial Services, Inc. (since December 2001); Assistant Counsel of the
                                           Manager (August 1994-October 2003). An officer of 92 portfolios in the
                                           OppenheimerFunds complex.

PHILLIP S. GILLESPIE,                      Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary                        September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)                               September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 42                                    Management. An officer of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                  61 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $35,000 in fiscal 2006 and $33,500 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $40,000 for fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: IRS private letter ruling

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $8,580 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance review.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $48,580 in fiscal 2006 and no such fees in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006